CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Class A ordinary shares Ordinary shares CNY (¥) shares	Class A ordinary shares shares	Class B ordinary shares Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury Stock CNY (¥) shares	Retained earnings (deficit) CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Non-controlling interest CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2013	¥ 62		¥ 11	¥ 2,297,549		¥ (814,742)	¥ (10,284)			¥ 1,472,596
Balance (in shares) at Dec. 31, 2013 | shares	95,155,614		16,510,358
Increase (Decrease) in Shareholders' Equity
Net income						841,286		¥ (88,693)		752,593
Issuance of ordinary shares upon exercise of stock options	¥ 1			10,949						¥ 10,950
Issuance of ordinary shares upon exercise of stock options (in shares) | shares	1,883,977	1,883,977							1,883,977	1,883,977
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares	988,723	988,723
Share-based compensation expense				225,494						¥ 225,494
Non-controlling interest arising from business combination								233,919		233,919
Other capital contribution				4,225						4,225
Foreign currency translation							(427)	(1,282)		(1,709)
Balance at Dec. 31, 2014	¥ 63		¥ 11	2,538,217		26,544	(10,711)	143,944		2,698,068
Balance (in shares) at Dec. 31, 2014 | shares	98,028,314		16,510,358
Increase (Decrease) in Shareholders' Equity
Net income						1,589,665		(80,953)		1,508,712
Issuance of ordinary shares upon exercise of stock options	¥ 2			6,321						¥ 6,323
Issuance of ordinary shares upon exercise of stock options (in shares) | shares	956,587	956,587							956,587	956,587
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares	1,100,618	1,100,618
Share-based compensation expense				302,941						¥ 302,941
Non-controlling interest arising from business combination				(1,417)				20,418		19,001
Purchase additional ownership interests in a subsidiary				(7,471)				(6,160)		(13,631)
Foreign currency translation							(52,487)	(3,166)		(55,653)
Fair value changes of available-for-sales securities							(7,783)			(7,783)
Repurchase of ordinary shares					¥ (844,711)					(844,711)
Repurchase of ordinary shares (in shares) | shares					(1,614,135)
Balance at Dec. 31, 2015	¥ 65		¥ 11	2,838,591	¥ (844,711)	1,616,209	(70,981)	74,083		3,613,267
Balance (in shares) at Dec. 31, 2015 | shares	100,085,519		16,510,358		(1,614,135)
Increase (Decrease) in Shareholders' Equity
Net income						2,036,817		(44,050)	$ 287,018	1,992,767
Issuance of ordinary shares upon exercise of stock options				5,747						¥ 5,747
Issuance of ordinary shares upon exercise of stock options (in shares) | shares	560,930	560,930							560,930	560,930
Issuance of ordinary shares upon vesting of shares awards	¥ 1			(1)
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares	861,815	861,815
Re-issuance of treasury stock upon vesting of shares awards				(137,270)	¥ 137,270
Re-issuance of treasury stock upon vesting of shares awards (in shares) | shares					257,217				257,217	257,217
Share-based compensation expense				475,653						¥ 475,653
Non-controlling interest arising from business combination								73,637		73,637
Capital contribution from non-controlling interest shareholders								1,800		1,800
Purchase additional ownership interests in a subsidiary				(52,594)				(59,042)		(111,636)
Foreign currency translation							(292,152)	3,196	$ (41,618)	(288,956)
Fair value changes of available-for-sales securities							(17,042)		(2,455)	(17,042)
Reclassification adjustment for losses included in net income							36,567		$ 5,267	36,567
Repurchase of ordinary shares										¥ (844,711)
Repurchase of ordinary shares (in shares) | shares									(1,614,135)	(1,614,135)
Balance at Dec. 31, 2016	¥ 66		¥ 11	¥ 3,130,126	¥ (707,441)	¥ 3,653,026	¥ (343,608)	¥ 49,624	$ 832,752	¥ 5,781,804
Balance (in shares) at Dec. 31, 2016 | shares	101,508,264		16,510,358		(1,356,918)